Share-Based Compensation - Summary of Restricted Share Units Granted (Detail) - RSUs [Member] - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding beginning balance		40,001
Granted	200,000
Forfeited	0	0
Vested	(50,000)	(40,001)
Number of shares, Outstanding ending balance	150,000